Accrued Expenses and Other Accounts Payable (Details) - Schedule of accrued expenses and other accounts payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other accounts payable [Abstract]
Employees and payroll accruals	$ 28,562	$ 21,092
Accrued expenses	7,086	6,790
Government authorities	5,559	4,110
Other	639	627
Accrued expenses and other accounts payable	$ 41,846	$ 32,619